Segmental analysis - Adjusted balance sheet reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Loans and advances to customers (net)	$ 930,658	$ 938,535	$ 923,561
Interests in associates and joint ventures	28,909	27,344	29,254
Total external assets	3,017,048	3,038,677	2,949,286
Customer accounts	1,654,955	1,611,647	1,570,303
Constant currency
Disclosure of operating segments [line items]
Loans and advances to customers (net)	930,658	917,089	921,299
Interests in associates and joint ventures	28,909	26,895	28,296
Total external assets	3,017,048	2,972,547	2,943,503
Customer accounts	$ 1,654,955	1,579,613	1,568,550
Currency translation
Disclosure of operating segments [line items]
Loans and advances to customers (net)		21,446	2,262
Interests in associates and joint ventures		449	958
Total external assets		66,130	5,783
Customer accounts		$ 32,034	$ 1,753